Note 7 - Transactions with Related Parties (Details)	0 Months Ended	12 Months Ended					96 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended											0 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended	24 Months Ended	1 Months Ended						12 Months Ended
	Oct. 15, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] USD ($)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Oct. 16, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Jun. 30, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Existing Revenues [Member]	Dec. 31, 2013 Central Mare [Member] New Revenues [Member]	Dec. 31, 2013 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2013 Central Mare [Member] Supervision Fee [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Supervision Fee [Member] EUR (€)	Dec. 31, 2013 Central Mare [Member] Claims Handling Per Person Per Day [Member] USD ($)	Aug. 31, 2011 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2013 Central Mare [Member] Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Management Fee [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Management Agreement Termination [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Charter Commission [Member] USD ($)	Oct. 16, 2013 Central Mare [Member] USD ($)	Sep. 30, 2013 Central Mare [Member]	Sep. 30, 2010 Central Mare [Member]	Dec. 31, 2013 Central Mare [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] USD ($)	Dec. 31, 2011 Central Mare [Member] USD ($)	Jul. 16, 2011 Central Mare [Member] USD ($)	Jul. 16, 2011 Central Mare [Member] EUR (€)	Dec. 31, 2013 Central Mare [Member] Adjusted Upward Per Annum [Member]	Sep. 30, 2010 Central Mare [Member] Successive One Year Terms [Member]	Aug. 31, 2012 Central Mare [Member] Successive One Year Terms [Member]	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Sovereign Equity Line Transaction [Member] USD ($)	Oct. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 30, 2011 Sovereign Holdings Inc. [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member]	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Monthly Multiples [Member] Sovereign Equity Line Transaction [Member] USD ($)	Sep. 21, 2011 Central Shipping Monaco SAM [Member]	Dec. 31, 2013 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2012 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2011 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2013 Management Fee [Member] USD ($)	Dec. 31, 2012 Management Fee [Member] USD ($)	Dec. 31, 2011 Management Fee [Member] USD ($)
Note 7 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction (in Euro)		$ 3,521,000		$ 4,998,000	$ 13,901,000		$ 4,937,000	€ 3,741,000																																	$ 1,760,000	$ 2,349,000	$ 5,405,000	$ 505,000	$ 2,345,000	$ 5,575,000
Related Party Transaction, Amounts of Transaction		3,521,000		4,998,000	13,901,000		4,937,000	3,741,000																																	1,760,000	2,349,000	5,405,000	505,000	2,345,000	5,575,000
Property, Plant and Equipment, Other, Net		1,467,000		1,851,000					493,000
Management Fees Per Vessel Per Day											258	250
Mangement Fees Per Month										15,000
Related Party Chartering Commission Percentage													1.25%
Related Party Sale Or Purchase Commission Percentage														1.00%
Relate Party Financing Commission Percentage															0.20%
(in Euro)		1,351,000		2,345,000	5,730,000											603,000	437,000										1,351,000	2,345,000	5,575,000
		1,351,000		2,345,000	5,730,000											603,000	437,000										1,351,000	2,345,000	5,575,000
Claims Management Fee Related Parties (in Euro)			164,000															226,000
Claims Management Fee Related Parties			164,000															226,000
Related Party Transaction Term																			1 year							1 year	5 years						1 year	1 year
Related Party Annual Fees Increase Percentage																																3.00%
Termination Fee Discount Rate																									30.00%
Lease Termination Expenses	5,750,000																							846,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																										50,000
Due to Related Parties, Current		807,000		2,150,000																722,000	37,000	46,000	1,000				807,000	2,150,000
Stock Issued During Period, Value, Other																																			10,000,000	5,000,000	2,000,000		500,000
Share Price (in Dollars per share)																																			$ 0.45	$ 0.45	$ 0.7793
Share Price as a Percentage of Weighted Average Price Of Common Stock																																			35.00%
Related Party Lock-Up Agreement Term																																						12 months
Lease Agreement Term																																								1 year
Long-term Debt, Gross (in Euro)				461,000		350,000																								2,372,000	1,800,000
Long-term Debt, Gross				$ 461,000		€ 350,000																								$ 2,372,000	€ 1,800,000